Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Interest capitalized	$ 1.8	$ 0.6	$ 2.1	$ 0.8	$ 4.8	$ 0.5	$ 1.0
Depreciation	$ 7.3	$ 3.6	12.9	6.8	16.9	9.3	3.0
Property and equipment purchases			76.4	$ 35.9	96.7	46.4	12.1
Accounts Payable [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases			$ 13.8		10.4	6.5
J.T. Burnette [Member] | Chief Executive Officer and Chair of the Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases					96.7	46.4	$ 12.1
J.T. Burnette [Member] | Accounts Payable [Member] | Chief Executive Officer and Chair of the Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment purchases					$ 10.4	$ 6.5